T. ROWE PRICE Tax-Efficient Equity Fund
May 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 7.9%
Entertainment 0.5%
Electronic Arts  8,500 1,088
Endeavor Group Holdings, Class A (1) 6,100 137
Netflix (1) 4,900 1,936
Spotify Technology (1) 1,556 232
Take-Two Interactive Software (1) 1,152 159
3,552
Interactive Media & Services 6.6%
Alphabet, Class C (1) 376,080 46,397
Match Group (1) 14,012 483
Meta Platforms, Class A (1) 15,500 4,103
50,983
Media 0.6%
Fox, Class B  8,200 239
Omnicom Group  12,800 1,129
Trade Desk, Class A (1) 45,300 3,175
4,543
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 10,273 1,410
1,410
Total Communication Services 60,488
CONSUMER DISCRETIONARY 12.6%
Automobile Components 0.0%
Aptiv (1) 1,410 124
Mobileye Global, Class A (1) 3,000 134
258
Automobiles 1.2%
Ferrari  2,240 642
Tesla (1) 44,175 9,009
9,651
Broadline Retail 3.8%
Amazon.com (1) 227,860 27,475
Etsy (1) 1,500 122
MercadoLibre (1) 1,600 1,983
Ollie's Bargain Outlet Holdings (1) 1,892 104
29,684

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Distributors 0.1%
Pool  2,481 785
785
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (1) 700 60
Duolingo (1) 1,000 150
Service Corp. International  12,880 819
1,029
Hotels, Restaurants & Leisure 3.0%
Airbnb, Class A (1) 13,472 1,479
Booking Holdings (1) 1,007 2,526
Caesars Entertainment (1) 2,500 102
Chipotle Mexican Grill (1) 2,600 5,399
Churchill Downs  2,600 353
Darden Restaurants  2,100 333
Domino's Pizza  3,337 967
DraftKings, Class A (1) 6,000 140
Hilton Worldwide Holdings  41,000 5,581
Hyatt Hotels, Class A  500 54
MGM Resorts International  40,400 1,587
Papa John's International  1,400 98
Restaurant Brands International (2) 15,802 1,152
Starbucks  20,275 1,980
Vail Resorts  500 122
Wingstop  400 80
Wynn Resorts  1,300 128
Yum! Brands  12,500 1,609
23,690
Household Durables 0.1%
NVR (1) 150 833
833
Leisure Products 0.0%
Mattel (1) 2,000 35
35
Specialty Retail 3.5%
AutoZone (1) 1,204 2,874
Burlington Stores (1) 900 136
Chewy, Class A (1) 4,000 118
Five Below (1) 5,300 914
Floor & Decor Holdings, Class A (1) 1,000 91
Home Depot  25,840 7,324
O'Reilly Automotive (1) 7,053 6,371
RH (1) 200 49

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  11,200 1,161
TJX  31,077 2,386
Tractor Supply  15,752 3,302
Ulta Beauty (1) 5,400 2,213
Williams-Sonoma  1,400 159
27,098
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1) 8,960 2,974
NIKE, Class B  30,749 3,236
Skechers USA, Class A (1) 3,500 180
6,390
Total Consumer Discretionary 99,453
CONSUMER STAPLES 4.2%
Beverages 2.4%
Brown-Forman, Class B  4,712 291
Celsius Holdings (1) 1,500 188
Constellation Brands, Class A  8,000 1,944
Diageo, ADR (2) 34,800 5,847
Keurig Dr Pepper  39,615 1,233
Monster Beverage (1) 33,456 1,961
PepsiCo  38,800 7,075
18,539
Consumer Staples Distribution & Retail 1.0%
BJ's Wholesale Club Holdings (1) 42,300 2,650
Casey's General Stores  500 113
Dollar General  19,248 3,870
Dollar Tree (1) 1,000 135
Performance Food Group (1) 22,500 1,244
8,012
Food Products 0.5%
Darling Ingredients (1) 12,500 792
Hershey  10,583 2,748
Tyson Foods, Class A  900 46
3,586
Household Products 0.0%
Church & Dwight  919 85
85
Personal Care Products 0.3%
elf Beauty (1) 800 83
Estee Lauder, Class A  11,200 2,061

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Kenvue (1) 5,431 137
2,281
Total Consumer Staples 32,503
ENERGY 1.2%
Energy Equipment & Services 0.1%
Halliburton  34,200 980
980
Oil, Gas & Consumable Fuels 1.1%
APA  1,800 57
Cheniere Energy  9,100 1,272
Coterra Energy  29,000 674
Devon Energy  41,600 1,918
Diamondback Energy  2,100 267
Hess  3,500 443
Magnolia Oil & Gas, Class A  3,400 66
Matador Resources  1,300 57
Pioneer Natural Resources  11,700 2,334
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4) 5 90
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $216 (1)(3)(4) 58 1,044
8,222
Total Energy 9,202
FINANCIALS 9.5%
Banks 0.0%
NU Holdings, Class A (1) 7,500 50
50
Capital Markets 2.6%
BlackRock  2,600 1,710
Blue Owl Capital  50,447 517
Cboe Global Markets  6,679 884
Charles Schwab  23,083 1,216
CME Group  7,310 1,307
FactSet Research Systems  1,200 462
LPL Financial Holdings  4,800 935
MarketAxess Holdings  3,760 1,024
Moody's  4,961 1,572
Morningstar  200 41
MSCI  6,600 3,106
S&P Global  15,437 5,672
Tradeweb Markets, Class A  28,140 1,884
20,330

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.0%
Discover Financial Services  500 51
51
Financial Services 6.1%
Apollo Global Management  31,000 2,072
Block (1) 7,000 423
Euronet Worldwide (1) 1,054 117
Fiserv (1) 26,000 2,917
FleetCor Technologies (1) 6,100 1,382
Mastercard, Class A  43,700 15,951
Visa, Class A  110,800 24,490
WEX (1) 667 111
47,463
Insurance 0.8%
Arthur J Gallagher  6,500 1,302
Assurant  800 96
Globe Life  1,400 144
Hartford Financial Services Group  25,000 1,713
Marsh & McLennan  12,500 2,165
Progressive  6,333 810
Ryan Specialty Group Holdings (1) 3,700 151
6,381
Total Financials 74,275
HEALTH CARE 10.8%
Biotechnology 1.5%
Alnylam Pharmaceuticals (1) 2,501 463
Apellis Pharmaceuticals (1) 1,700 146
Argenx, ADR (1) 433 168
Ascendis Pharma, ADR (1) 300 26
BioMarin Pharmaceutical (1) 1,513 132
BioNTech, ADR  7,528 791
Blueprint Medicines (1) 200 11
Exact Sciences (1) 2,300 188
Genmab, ADR (1) 24,588 964
Incyte (1) 1,359 84
Karuna Therapeutics (1) 500 113
Legend Biotech, ADR (1) 1,500 96
Moderna (1) 2,000 256
Neurocrine Biosciences (1) 1,945 174
Regeneron Pharmaceuticals (1) 4,200 3,089
Sarepta Therapeutics (1) 1,900 235
Vertex Pharmaceuticals (1) 14,199 4,594
11,530

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 1.6%
Align Technology (1) 2,800 791
Dexcom (1) 32,360 3,795
IDEXX Laboratories (1) 2,262 1,051
Inspire Medical Systems (1) 500 146
Insulet (1) 1,873 514
Intuitive Surgical (1) 8,991 2,768
Lantheus Holdings (1) 2,500 216
Novocure (1) 3,000 215
Penumbra (1) 1,300 400
QuidelOrtho (1) 300 26
ResMed  6,600 1,391
Shockwave Medical (1) 3,300 908
STERIS  865 173
Teleflex  400 94
12,488
Health Care Providers & Services 3.8%
Acadia Healthcare (1) 1,300 92
Centene (1) 11,249 702
CVS Health  3,500 238
Elevance Health  7,747 3,469
HCA Healthcare  2,600 687
Humana  3,053 1,532
McKesson  13,500 5,277
Molina Healthcare (1) 7,514 2,058
UnitedHealth Group  32,600 15,884
29,939
Health Care Technology 0.2%
Veeva Systems, Class A (1) 7,692 1,274
1,274
Life Sciences Tools & Services 1.9%
Agilent Technologies  15,008 1,736
Bio-Rad Laboratories, Class A (1) 900 336
Bio-Techne  7,500 613
Bruker  3,600 249
Charles River Laboratories International (1) 1,500 290
Danaher  11,300 2,595
Illumina (1) 500 98
IQVIA Holdings (1) 4,300 847
Mettler-Toledo International (1) 2,013 2,661
Repligen (1) 3,700 621
Thermo Fisher Scientific  9,019 4,586
West Pharmaceutical Services  1,100 368
15,000

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 1.8%
Eli Lilly  25,600 10,994
Royalty Pharma, Class A  3,200 105
Zoetis  18,568 3,027
14,126
Total Health Care 84,357
INDUSTRIALS & BUSINESS SERVICES 8.0%
Aerospace & Defense 0.8%
Axon Enterprise (1) 5,500 1,061
BWX Technologies  1,400 84
HEICO  1,300 201
Hexcel  1,300 90
Howmet Aerospace  4,000 171
Huntington Ingalls Industries  500 101
L3Harris Technologies  3,617 636
Northrop Grumman  3,700 1,611
TransDigm Group  3,428 2,652
6,607
Air Freight & Logistics 0.5%
Expeditors International of Washington  1,000 110
United Parcel Service, Class B  23,126 3,862
3,972
Building Products 0.3%
A.O. Smith  1,400 89
Allegion  1,700 178
Carrier Global  1,900 78
Fortune Brands Innovations  1,800 109
Trane Technologies  8,400 1,371
Trex (1) 2,700 139
1,964
Commercial Services & Supplies 1.7%
Cintas  8,800 4,155
Clean Harbors (1) 3,100 435
Copart (1) 37,400 3,276
RB Global  2,000 104
Republic Services  6,500 921
Rollins  21,000 826
Waste Connections  24,210 3,308
13,025
Construction & Engineering 0.3%
Quanta Services  8,300 1,474
Valmont Industries  1,700 446

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
WillScot Mobile Mini Holdings (1) 3,400 146
2,066
Electrical Equipment 0.4%
AMETEK  687 100
Eaton  10,500 1,847
Hubbell  1,600 452
Rockwell Automation  1,972 549
2,948
Ground Transportation 1.2%
Canadian Pacific Kansas City  21,188 1,615
JB Hunt Transport Services  1,809 302
Landstar System  600 105
Old Dominion Freight Line  5,367 1,666
Uber Technologies (1) 52,000 1,972
Union Pacific  18,200 3,504
9,164
Industrial Conglomerates 0.1%
Roper Technologies  1,842 837
837
Machinery 0.6%
Cummins  3,663 749
Deere  9,347 3,234
Graco  1,200 92
IDEX  425 85
Middleby (1) 700 92
Otis Worldwide  1,000 79
PACCAR  2,000 138
Toro  1,800 176
Westinghouse Air Brake Technologies  800 74
4,719
Passenger Airlines 0.0%
Alaska Air Group (1) 5,000 224
Southwest Airlines  2,000 60
United Airlines Holdings (1) 1,700 81
365
Professional Services 1.4%
Automatic Data Processing  10,500 2,194
Booz Allen Hamilton Holding  1,626 164
Broadridge Financial Solutions  8,161 1,197
Ceridian HCM Holding (1) 3,063 190
CoStar Group (1) 16,380 1,301
Equifax  5,214 1,088
FTI Consulting (1) 500 94

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
KBR  2,900 171
Paychex  5,300 556
Paycom Software  6,848 1,918
Paycor HCM (1)(2) 1,543 34
Paylocity Holding (1) 2,000 346
SS&C Technologies Holdings  1,700 93
TransUnion  2,600 187
Verisk Analytics  7,681 1,683
11,216
Trading Companies & Distributors 0.7%
Fastenal  27,600 1,486
Ferguson  10,600 1,536
SiteOne Landscape Supply (1) 1,500 207
United Rentals  3,300 1,102
Watsco  3,268 1,060
5,391
Total Industrials & Business Services 62,274
INFORMATION TECHNOLOGY 43.2%
Communications Equipment 0.6%
Arista Networks (1) 17,400 2,894
Motorola Solutions  6,500 1,833
4,727
Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A  67,794 5,115
CDW  16,015 2,750
Cognex  1,900 104
Keysight Technologies (1) 2,418 391
Littelfuse  393 101
TE Connectivity  700 86
Zebra Technologies, Class A (1) 2,346 616
9,163
IT Services 1.8%
Accenture, Class A  24,836 7,598
EPAM Systems (1) 700 179
Gartner (1) 7,600 2,606
Globant (1) 300 55
MongoDB (1) 3,100 911
Shopify, Class A (1) 35,000 2,001
Snowflake, Class A (1) 3,046 504
VeriSign (1) 192 43
13,897
Semiconductors & Semiconductor Equipment 10.9%
Advanced Micro Devices (1) 37,051 4,380

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Analog Devices  19,575 3,478
Enphase Energy (1) 7,600 1,322
Entegris  31,060 3,269
First Solar (1) 700 142
KLA  26,776 11,862
Lam Research  4,260 2,627
Lattice Semiconductor (1) 25,854 2,102
Marvell Technology  2,800 164
Microchip Technology  58,822 4,427
MKS Instruments  500 49
Monolithic Power Systems  9,912 4,856
NVIDIA  96,000 36,321
ON Semiconductor (1) 29,500 2,466
QUALCOMM  37,575 4,261
Silicon Laboratories (1) 600 84
Skyworks Solutions  1,007 104
Synaptics (1) 200 17
Taiwan Semiconductor Manufacturing, ADR  21,800 2,149
Teradyne  3,000 301
84,381
Software 18.2%
Adobe (1) 12,500 5,222
ANSYS (1) 2,000 647
AppLovin, Class A (1)(2) 500 13
Aspen Technology (1) 400 66
Atlassian, Class A (1) 5,391 975
Autodesk (1) 7,791 1,553
Bentley Systems, Class B  5,949 290
BILL Holdings (1) 4,592 476
Cadence Design Systems (1) 18,789 4,339
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 211
Confluent, Class A (1) 2,000 64
Crowdstrike Holdings, Class A (1) 14,054 2,251
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $82 (1)(3)(4) 5,133 308
Datadog, Class A (1) 8,249 783
Descartes Systems Group (1) 3,200 247
DoubleVerify Holdings (1) 2,400 84
Dynatrace (1) 5,448 278
Fair Isaac (1) 700 551
Fortinet (1) 83,000 5,671
HubSpot (1) 1,600 829
Informatica, Class A (1) 3,000 53
Intuit  14,500 6,077
Manhattan Associates (1) 6,400 1,161
Microsoft  252,125 82,795

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Monday.com (1) 500 90
nCino (1) 1,000 28
Palo Alto Networks (1) 18,800 4,012
Procore Technologies (1) 1,200 73
PTC (1) 9,400 1,263
Salesforce (1) 6,595 1,473
Samsara, Class A (1) 6,500 125
SentinelOne, Class A (1) 6,000 128
ServiceNow (1) 8,800 4,794
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 115
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 74
Synopsys (1) 17,828 8,111
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 20
Tyler Technologies (1) 6,294 2,498
Workday, Class A (1) 14,500 3,074
Workiva (1) 487 47
Zscaler (1) 4,000 542
141,411
Technology Hardware, Storage & Peripherals 10.5%
Apple  457,000 81,003
Pure Storage, Class A (1) 3,000 87
Super Micro Computer (1) 800 179
81,269
Total Information Technology 334,848
MATERIALS 1.4%
Chemicals 0.9%
Air Products & Chemicals  2,400 646
Albemarle  4,400 851
CF Industries Holdings  5,000 308
Corteva  19,300 1,032
Linde  4,600 1,627
Nutrien  2,100 111
PPG Industries  2,600 341
RPM International  1,300 104
Sherwin-Williams  9,314 2,121
7,141
Construction Materials 0.3%
Vulcan Materials  10,000 1,955
1,955
Containers & Packaging 0.1%
Avery Dennison  1,582 255
Ball  15,300 783

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Sealed Air  2,200 83
1,121
Metals & Mining 0.1%
BHP Group, ADR (2) 12,000 659
Steel Dynamics  2,000 184
843
Total Materials 11,060
REAL ESTATE 0.7%
Industrial Real Estate Investment Trusts 0.0%
Rexford Industrial Realty, REIT  500 27
27
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  13,500 853
853
Retail Real Estate Investment Trusts 0.1%
Simon Property Group, REIT  4,000 421
421
Specialized Real Estate Investment Trusts 0.5%
CubeSmart, REIT  35,500 1,577
Lamar Advertising, Class A, REIT  17,700 1,591
SBA Communications, REIT  3,900 865
4,033
Total Real Estate 5,334
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
Vistra  2,000 48
Total Utilities 48
Total Common Stocks (Cost $376,732) 773,842
CONVERTIBLE PREFERRED STOCKS 0.4%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 90
Total Health Care 90
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 13

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)(3)
(4) 15,573 934
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)(3)(4) 4,257 256
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)(3)
(4) 11,136 668
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)(3)
(4) 6,806 26
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 315
Snyk, Series F, Acquisition Date: 9/3/21, Cost $240 (1)(3)(4) 16,810 193
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)(4) 12,046 90
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,887 74
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)(4) 22,915 172
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)(4) 28,431 125
Total Information Technology 2,867
Total Convertible Preferred Stocks (Cost $3,286) 2,957
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.11% (5)(6) 138,512 139
Total Short-Term Investments (Cost $139) 139
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.11% (5)(6) 6,074,888 6,075
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,075
Total Securities Lending Collateral (Cost $6,075) 6,075
Total Investments in Securities 100.7%
(Cost $386,232) $ 783,013
Other Assets Less Liabilities (0.7)% (5,306)
Net Assets 100.0% $ 777,707
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at May 31, 2023.

T. ROWE PRICE Tax-Efficient Equity Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,819 and represents 0.6% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ — $ — $ 7 ++
Totals $ — # $ — $ 7 +
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 7,761 ¤ ¤ $ 6,214
Total $ 6,214 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,214.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Tax-Efficient Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Tax-Efficient Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 771,980 $ — $ 1,862 $ 773,842
Convertible Preferred Stocks — — 2,957 2,957
Short-Term Investments 139 — — 139
Securities Lending Collateral 6,075 — — 6,075
Total $ 778,194 $ — $ 4,819 $ 783,013

T. ROWE PRICE Tax-Efficient Equity Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F136-054Q1 05/23